1940 Act
Rule 30b2-1

VIA EDGAR

September 9, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Nassau Life Variable Universal Life Account File No. 811-04721, CIK 0000796154 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	8/19/2022
The Alger Portfolios	0000832566	8/26/2022
ALPS Variable Investment Trust	0001382990	9/1/2022
SunAmerica Series Trust	0000892538	9/7/2022
Calvert Variable Products, Inc.	0000743773	8/25/2022
Deutsche Investments VIT Funds	0001006373	8/22/2022
Federated Insurance Series	0000912577	8/23/2022
Franklin Templeton Variable Insurance Products Trust	0000837274	8/29/2022
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	8/29/2022
Lazard Retirement Series, Inc.	0001033669	8/24/2022
Lord Abbett Series Fund, Inc.	0000855396	8/25/2022
Neuberger Berman Advisers Management Trust - Class S	0000736913	8/23/2022
PIMCO Variable Insurance Trust - Advisor Class	0001047304	8/29/2022
Rydex Variable Trust	0001064046	9/16/2022
Touchstone Variable Series Trust	0000920547	9/1/2022
Variable Insurance Products Fund	0000356494	8/19/2022
Variable Insurance Products Fund II	0000831016	8/19/2022
Variable Insurance Products Fund III	0000927384	8/19/2022
Variable Insurance Products Fund V	0000823535	8/19/2022
Virtus Variable Insurance Trust	0000792359	9/1/2022
Wanger Advisors Trust	0000929521	8/31/2022

/s/	Ping Shao
Ping Shao
2VP, Deputy Chief Compliance Officer
Nassau Life Insurance Company